Financial instruments and commitments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 751,686,000	$ 748,576,000	$ 180,722,000
Unused credit facilities	$ 385,000,000
Credit risk | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	26.00%	37.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable (percent)	10.00%
Reasonably possible decrease in risk variable (percent)	10.00%
Currency risk | Currencies other than US Dollar | Revenues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	56.00%
Currency risk | Currencies other than US Dollar | Expenses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	37.00%
Currency risk | EUR | Revenues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable (percent)	1.00%	1.00%
Reasonably possible decrease in risk variable (percent)	1.00%
Increase (decrease) in profit (loss) due increase in risk variable	$ (1,073,000)	$ (3,719,000)
Increase (decrease) in profit (loss) due decrease in risk variable		$ 0